Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document Information [Line Items]
Entity Registrant Name	Reven Housing REIT, Inc.
Entity Central Index Key	0001487782
Entity Filer Category	Smaller Reporting Company
Document Type	S-11/A
Amendment Flag	true
Document Period End Date	Sep. 30, 2015
Amendment Description	Amendment No. 7